Basis of Presentation (Tables)	12 Months Ended
Apr. 30, 2022
Investments accounted for using equity method [abstract]
Summary of Subsidiaries which are Wholly Owned and Subject to Control
These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - 2022	% Equity Interest - 2021	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. (“IPA USA”)	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	US dollar
Talem Therapeutics LLC (“Talem”)	100%	100%	USA	US dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. (“IPA Europe”)	100%	100%	Netherlands	Euro
BioStrand B.V.	100%	0%	Belgium	Euro
Idea Family B.V.	100%	0%	Belgium	Euro
BioKey B.V.	100%	0%	Belgium	Euro
BioClue B.V.	100%	0%	Belgium	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.	100%	100%	Canada	Canadian dollar
9438-9244 Quebec, Inc.	100%	100%	Canada	Canadian dollar